Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Real Estate Properties [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	$ 10,554.6		$ 9,857.6
Total realized and unrealized gains included in changes in net assets	653.1		544.5
Purchases(1)	793.2	[1]	838.3	[1]
Sales	(435.8)		(685.8)
Settlements(2)		[2]		[2]
Balance	11,565.1		10,554.6
Real Estate Joint Ventures [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	2,291.5		1,591.4
Total realized and unrealized gains included in changes in net assets	294.1		281.5
Purchases(1)	48.7	[1]	765.2	[1]
Settlements(2)	(70.7)	[2]	(346.6)	[2]
Balance	2,563.6		2,291.5
Limited Partnership [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	339.8		307.5
Total realized and unrealized gains included in changes in net assets	31.9		38.1
Purchases(1)	3.2	[1]	23.4	[1]
Settlements(2)	(12.9)	[2]	(29.2)	[2]
Balance	362.0		339.8
Total Level 3 Investments [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	13,185.9		11,756.5
Total realized and unrealized gains included in changes in net assets	979.1		864.1
Purchases(1)	845.1	[1]	1,626.9	[1]
Sales	(435.8)		(685.8)
Settlements(2)	(83.6)	[2]	(375.8)	[2]
Balance	14,490.7		13,185.9
Mortgage Loans Payable [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs [Line Items]
Balance	(2,282.6)		(2,028.2)
Total realized and unrealized gains included in changes in net assets	73.3		(14.8)
Purchases(1)	(900.0)	[1]	(248.8)	[1]
Settlements(2)	830.2	[2]	9.2	[2]
Balance	$ (2,279.1)		$ (2,282.6)

[1]	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.
[2]	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.